Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Schedule of Compensation Expense of Key Management Personnel
Compensation expense for the Company’s key management personnel for the three and six months ended June 30, 2023 and 2022 is as follows:

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Salaries and benefits	1,335	701	2,281	1,508
Share-based compensation	1,031	1,013	2,137	1,681
	2,366	1,714	4,418	3,189